Related Party Transactions (Details) - USD ($)		12 Months Ended
	Oct. 25, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Related parties amount		$ 13,008,425	$ 7,060,916
Share-based compensation		8,046,363	1,569,754
Incurred related party expenses		$ 2,849,600	$ 1,692,960
Related parties carrying amount	$ 390,000
Interest rate, percentage	0.19%
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Surrender of shares (in Shares)		26,731